INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES
Schedule of the Company's net deferred tax asset

	2011	2010
Net operating loss carryforwards	$63,969,813	$46,071,206
Tax basis in intangible assets	4,095,269	4,452,360
Deferred financing costs for tax	7,010,462	7,001,619
Research & development credits	8,266,610	5,796,148
Stock option expense	2,754,981	2,310,405
Other	448,140	25,955

	86,545,275	65,657,693
Valuation allowance	(86,545,275)	(65,657,693)

	$—	$—

Schedule of difference in the provision for income taxes computed by applying the statutory income rate to pre-tax income

	2011	2010	2009
Tax at U.S. federal statutory rate	$(17,804,934)	$(15,937,695)	$(16,397,080)
State taxes, net of federal benefit	(1,677,276)	(1,501,377)	(1,544,652)
Research and development credits	(1,537,863)	(966,941)	(515,235)
Other, net	132,491	133,932	17,718
Change in valuation allowance	20,887,582	18,272,081	18,439,249

	$—	$—	$—